DECOMMISSIONING AND RESTORATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
DECOMMISSIONING AND RESTORATION PROVISION
Schedule of the decommissioning and restoration provision

	For the year ended
	December 31,	December 31,
	2019	2018
Opening balance	$18,947	$18,436
Change in discount rate	2,028	215
Accretion of decommissioning and restoration provision	446	568
Settlement of decommissioning and restoration provision	(49)	—
Change in amount and timing of cash flows	(133)	(272)
Ending balance	$21,239	$18,947